Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Restricted Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Cash and cash equivalents	$ 285	$ 580
Restricted cash included in Other current assets	6	3
Cash, cash equivalents and restricted cash in the statement of cash flows	$ 291	$ 583	$ 352	$ 586